                             MARQUIS PORTFOLIOS(SM)
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios(SM) (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class B
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Met/Eaton Vance Floating Rate Portfolio -- Class B

     Met/Wellington Large Cap Research Portfolio -- Class E
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Jennison Growth Portfolio -- Class B
     Loomis Sayles Small Cap Core Portfolio -- Class B
     Met/Dimensional International Small Company Portfolio -- Class B Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E

     Western Asset Management U.S. Government Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge.......... $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:



                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.55%(3)           1.70%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.70%              1.85%
Optional E.S.P. Charge.........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.95%              2.10%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.95%              2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.20%              2.35%

------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an
   amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
   Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.49%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.52%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.77%     0.25%            0.04%
 Templeton Foreign VIP Fund......................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++..........................    0.64%     0.25%            0.10%
 Overseas Portfolio++............................    0.44%     0.25%            0.13%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++....................................    0.75%     --               0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%     --               0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio++....................................    0.75%     --               0.08%
 ClearBridge Variable Large Cap Growth
  Portfolio++....................................    0.75%     --               0.09%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%     --               0.06%
 ClearBridge Variable Mid Cap Portfolio++........    0.75%     --             0.10%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............      --          0.80%       --              0.80%
 American Funds Growth Fund......................      --          0.60%       --              0.60%
 American Funds Growth-Income Fund...............      --          0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.............................      --          0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................      --          1.06%       --              1.06%
 Templeton Foreign VIP Fund......................      --          1.03%       --              1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++..........................      --          0.99%       --              0.99%
 Overseas Portfolio++............................      --          0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++....................................      --          0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................      --          0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio++....................................      --          0.83%     0.00%             0.83%
 ClearBridge Variable Large Cap Growth
  Portfolio++....................................      --          0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................      --          0.71%     0.00%             0.71%
 ClearBridge Variable Mid Cap Portfolio++........      --          0.85%     0.00%             0.85%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio++........    0.45%       --             0.16%
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%       --             0.10%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A++.....................................    0.60%       --             0.04%
 Clarion Global Real Estate Portfolio --
  Class B.......................................    0.60%     0.25%            0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.....................................    0.55%       --             0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................    0.55%     0.25%            0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................    0.88%       --             0.14%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................    0.88%     0.25%            0.14%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B.......................................    0.60%     0.25%            0.07%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Small Cap Value Portfolio --
  Class A++.....................................    0.75%       --             0.02%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B..........................    0.65%     0.25%            0.03%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++........................    0.47%       --             0.15%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B..........................    0.47%     0.25%            0.15%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.....................................    0.75%     0.25%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.32%     0.15%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio++........   --             0.61%     0.07%             0.54%
 Western Asset Variable Global High Yield
  Bond Portfolio................................   --             0.80%     0.00%             0.80%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A++.....................................   --             0.64%       --              0.64%
 Clarion Global Real Estate Portfolio --
  Class B.......................................   --             0.89%       --              0.89%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.....................................   --             0.57%     0.00%             0.57%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................   --             0.82%     0.00%             0.82%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%             0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%             0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%             0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................   --             1.02%     0.05%             0.97%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................   --             1.27%     0.05%             1.22%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B.......................................   --             0.92%       --              0.92%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%             0.70%
 MetLife Small Cap Value Portfolio --
  Class A++..................................... 0.07%            0.84%     0.00%             0.84%
 MetLife Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B..........................   --             0.93%     0.01%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.08%             0.88%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++........................   --             0.62%     0.01%             0.61%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B..........................   --             0.87%     0.01%             0.86%
 PIMCO Total Return Portfolio -- Class B........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%       --              0.74%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.....................................   --             1.03%       --              1.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.51%     0.00%             0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.05%             0.66%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.34%     0.15%            0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................    0.71%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class B........................................    0.90%     0.25%            0.06%
 Met/Dimensional International Small
  Company Portfolio -- Class B...................    0.81%     0.25%            0.14%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.81%       --             0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%            0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++.........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.59%     0.15%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%             0.79%
 Loomis Sayles Small Cap Core Portfolio --
  Class B........................................ 0.04%            1.25%     0.08%             1.17%
 Met/Dimensional International Small
  Company Portfolio -- Class B...................   --             1.20%     0.01%             1.19%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.12%             0.60%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.84%     0.01%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.09%     0.01%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++.........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............   --             0.78%     0.04%             0.74%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ------------------------------------ --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.   Capital Research and Management
                                                                             Company

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
American Funds Growth Fund             Seeks growth of capital.                Capital Research and Management
                                                                               Company
American Funds Growth-Income           Seeks long-term growth of capital and   Capital Research and Management
 Fund                                  income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio++                 Seeks long-term growth of capital.      Janus Capital Management LLC
Overseas Portfolio++                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                            LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio++                  dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                            LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Mid Cap           Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio++                                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT          Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
 Portfolio++                         consistent with prudent investment        LLC
                                     management and liquidity needs, by        Subadvisers: Western Asset
                                     investing to obtain an average            Management Company; Western
                                     duration within 30% of the average        Asset Management Company
                                     duration of the domestic bond market      Limited; Western Asset Management
                                     as a whole.                               Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.
Western Asset Variable Global High   Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --    Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                             consistent with income generation         Subadviser: BlackRock Financial
                                     and prudent investment management.        Management, Inc.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A++              in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class B                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                        Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
Met/Aberdeen Emerging Markets        Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class A++                                                 Subadviser: Aberdeen Asset Managers
                                                                               Limited

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class B                                                     Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Eaton Vance Floating Rate          Seeks a high level of current income.     MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Eaton Vance
                                                                                 Management
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class A++                                                                       Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A++                consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class E                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D++                                                                           Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core               Seeks long-term capital growth from       MetLife Advisers, LLC
 Portfolio -- Class B                      investments in common stocks or           Subadviser: Loomis, Sayles &
                                           other equity securities.                  Company, L.P.
Met/Dimensional International Small        Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Company Portfolio -- Class B                                                        Subadviser: Dimensional Fund
                                                                                     Advisors LP
Met/Wellington Core Equity                 Seeks to provide a growing stream of      MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class E                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------
The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for the Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF VARIABLE FUNDING OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH UNDERLYING FUND IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE VARIABLE FUNDING OPTION.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                  FORMER NAME                                        NEW NAME
---------------------------------------------- ---------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Clearbridge Variable Mid Cap Core Portfolio   Clearbridge Variable Mid Cap Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio      Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio              Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio              BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio       Met/Wellington Core Equity Opportunities Portfolio
WELLS FARGO VARIABLE TRUST                     WELLS FARGO FUNDS
 VT Small Cap Value Fund                       VT Small Cap Value Fund

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying Funds.


     FORMER UNDERLYING FUND/TRUST                  NEW UNDERLYING FUND/TRUST
------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST            METROPOLITAN SERIES FUND
 Pioneer Fund Portfolio               Met/Wellington Core Equity Opportunities Portfolio
 Pioneer Strategic Income Portfolio   Western Asset Management Strategic Bond
                                      Opportunities Portfolio

UNDERLYING FUND LIQUIDATION
The following former Underlying Fund was liquidated and is no longer available in your contract.


 FORMER UNDERLYING FUND/TRUST
------------------------------
WELLS FARGO FUNDS
 VT Small Cap Value Fund

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